Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

October 8, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Dividend Equity Fund

(the Fund) a series of Schwab Capital Trust (the Registrant)

    (File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated September 27, 2019 to the Fund’s prospectus, dated February 28, 2019, as supplemented. The purpose of this filing is to submit, in XBRL, the 497 dated September 27, 2019.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0065.

Respectfully,

/s/ Jason M. Venner
Jason M. Venner

Vice President and Associate General Counsel